Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and cash equivalents	$ 1,624	$ 3,254
Accounts receivable, less allowance for credit losses of $260 at December 31, 2022 and $265 at December 31, 2021	11,127	9,933
Unbilled membership dues receivable	599	578
Inventories	1,461	1,105
Prepaid expenses	1,172	996
Other current assets	105	105
Total current assets	16,088	15,971
Property and equipment, net	56,805	53,338
Leased property under finace leases, net	5,001	5,390
Operating lease right-of-use assets	1,386	1,598
Restricted cash	10,426	1,696
Noncurrent deferred tax asset	8	8
Other assets, net	36	36
Total assets	89,750	78,037
Liabilities and Equity
Current portion of long-term debt	503	1,126
Current portion of obligations under finance leases	115	167
Current portion of obligations under operating leases	424	534
Accounts payable	10,995	10,164
Accrued payroll and other compensation	989	797
Accrued income taxes	103	67
Other accrued taxes	540	541
Deferred membership dues revenue	3,643	3,363
Other liabilities and accrued expenses	1,544	1,265
Total current liabilities	18,856	18,024
Long-term debt, net of current portion	29,758	19,376
Line of credit	1,550	0
Obligations under finance leases, net of current portion	381	496
Obligations under operating leases, net of current portion	962	1,064
Asset retirement obligation	100	100
Equity:
Paid-in capital	59,205	59,201
Accumulated deficit	(20,754)	(20,171)
Total Avalon Holdings Corporation Shareholders' Equity	38,490	39,069
Non-controlling interest in subsidiaries	(347)	(92)
Total equity	38,143	38,977
Total liabilities and equity	89,750	78,037
Common Class A [Member]
Equity:
Common stock	33	33
Common Class B [Member]
Equity:
Common stock	$ 6	$ 6